Leases - Lease Liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Lease [Abstract]
Beginning balance	$ 8,995	$ 11,520
Changes in Lease Liability [Abstract]
Additions	802	965
Additions from business acquisition (note 4)	0	140
Lease payments	(4,153)	(4,431)
Lease interest	338	466
Remeasurement	(101)	150
Exchange rate effect	(60)	185
Ending balance	5,821	8,995
Current portion	1,586	3,546
Non-current portion	$ 4,235	$ 5,449